Subsequent Events Subsequent Events, Acquisitions (Details) (USD $)	6 Months Ended		0 Months Ended		9 Months Ended	0 Months Ended		9 Months Ended		0 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Nov. 15, 2012 Anacortes Rail Facility land lease	Nov. 15, 2012 Anacortes Track Use and Throughput Agreement option	Sep. 30, 2012 Anacortes Track Use and Throughput Agreement	Nov. 15, 2012 Second Amended Omnibus Agreement	Sep. 14, 2012 Second Amended Omnibus Agreement	Sep. 30, 2012 Second Amended Omnibus Agreement	Dec. 31, 2011 Second Amended Omnibus Agreement	Nov. 15, 2012 Amended Operational Services Schedules	Sep. 14, 2012 Amended Operational Services Schedules	Dec. 31, 2011 Amended Operational Services Schedules	Sep. 30, 2012 Amended Operational Services Schedules	Nov. 15, 2012 Anacortes Rail Facility Acquisition	Sep. 30, 2012 Anacortes Rail Facility Acquisition	Dec. 11, 2012 Chevron Northwest Products System bbl pipelines refineries	Nov. 15, 2012 General Partner Anacortes Rail Facility Acquisition	Nov. 15, 2012 Common Anacortes Rail Facility Acquisition	Nov. 15, 2012 Tracks for unloading platform tracks	Nov. 15, 2012 Receiving and departing tracks tracks	Nov. 15, 2012 Cars in unit train unit_train_cars	Nov. 15, 2012 Additional short track spurs tracks	Dec. 11, 2012 Common carrier pipeline Chevron Northwest Products System mi	Dec. 11, 2012 Jet fuel pipeline Chevron Northwest Products System mi	Dec. 11, 2012 Terminals Chevron Northwest Products System
Business Acquisition
Effective date of Acquisition															Nov. 15, 2012
Term of agreement (years)			99 years	10 years
Effective date of agreement					Nov. 15, 2012			Nov. 15, 2012					Nov. 15, 2012
Total consideration														$ 180,000,000
Cash consideration														162,000,000
Equity consideration, value														18,000,000
Equity consideration, number of units (units)																	93,289	309,838
Limited partnership interest																		1.00%
Number of assets (assets)																			4	2	100	2
Minimum throughput amount (bpd)				40,000
Throughput and tankage fee (dollars per barrel)				1.53
Excess volume throughput fee (dollars per barrel)				0.75
Number of contract renewals (options)				2
Term of renewal (years)				5 years
Length of time to apply shortfall payments (months)	3 months			3 months
Omnibus agreement annual fee						2,500,000	2,500,000
Aggregate annual deductible	500,000	250,000				600,000	500,000		250,000
Operational services fee										2,000,000	1,700,000	300,000
Purchase price																400,000,000
Aggregate deposit																$ 40,000,000
Length of pipeline (miles)																							760	5
Number of refineries that transport on system (refineries)																5
Number of pipelines that transport on system (pipelines)																1
Capacity (bpd)														50,000		84,000									51,000
Capacity (barrels)																1,300,000